Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 [1]	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Total operating revenues	$ 136,088	$ 143,621	$ 112,894	$ 109,539	$ 129,398	$ 79,128	$ 91,940	$ 90,477	$ 502,141	$ 390,942	$ 88,687
Total operating expenses	480,329	160,295	159,065	140,619	118,118	91,453	67,522	124,272	940,308	401,364	116,567
Operating loss	(344,241)	(16,674)	(46,171)	(31,080)	11,280	(12,325)	24,418	(33,795)	(438,167)	(10,422)	(27,880)
Net (loss) income	(274,251)	65,084	(63,519)	4,687	104,360	(6,861)	(7,917)	129,454	(267,999)	219,035	(35,776)
Net (loss) income attributable to Rice Energy Inc.	$ (280,755)	$ 58,950	$ (69,683)	$ 152	$ 103,779	$ (6,861)	$ (7,917)	$ 129,454	$ (291,336)	$ 218,454	$ (35,776)
Earnings (loss) per share attributable to Rice Energy - basic	$ (2.06)	$ 0.43	$ (0.51)	$ 0.00	$ 0.76	$ (0.05)	$ (0.06)	$ 1.04	$ (2.14)	$ 1.70	$ (0.44)
Earnings (loss) per share attributable to Rice Energy - diluted	$ (2.06)	$ 0.43	$ (0.51)	$ 0.00	$ 0.76	$ (0.05)	$ (0.06)	$ 1.03	$ (2.14)	$ 1.70	$ (0.44)

[1]	The sum of quarterly data in some cases may not equal the yearly total due to rounding.